Other Contract Holder Funds - Weighted Average Crediting Rate, Net Amount at Risk and Cash Surrender Value (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Payout Annuity
Policyholder Account Balance [Line Items]
Weighted-average crediting rate	2.39%	2.89%
Net amount at risk	$ 0	$ 0
Cash surrender value	$ 0	$ 0
Variable Annuity
Policyholder Account Balance [Line Items]
Weighted-average crediting rate	1.64%	1.74%
Net amount at risk	$ 0	$ 0
Cash surrender value	$ 10,101	$ 9,329
Fixed Annuity
Policyholder Account Balance [Line Items]
Weighted-average crediting rate	3.33%	3.05%
Net amount at risk	$ 0	$ 0
Cash surrender value	$ 11,573	$ 13,003
Fixed Indexed Annuities
Policyholder Account Balance [Line Items]
Weighted-average crediting rate	2.02%	1.97%
Net amount at risk	$ 0	$ 0
Cash surrender value	$ 11,409	$ 12,432
RILA
Policyholder Account Balance [Line Items]
Weighted-average crediting rate	0.11%	0.00%
Net amount at risk	$ 0	$ 0
Cash surrender value	$ 1,728	$ 102
Closed Block Life
Policyholder Account Balance [Line Items]
Weighted-average crediting rate	5.88%	5.78%
Net amount at risk	$ 17,427	$ 18,506
Cash surrender value	$ 7,096	$ 7,367
Closed Block Annuity
Policyholder Account Balance [Line Items]
Weighted-average crediting rate	3.64%	3.44%
Net amount at risk	$ 0	$ 0
Cash surrender value	$ 1,319	$ 1,394